Note Deposits (Total interest bearing deposits) (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deposits Abstract
Savings accounts	$ 7,793,533	$ 7,010,391
NOW, money market abd other interest bearing demand deposits	8,012,706	5,632,449
Total savings, NOW, money market and other interest bearing demand deposits	15,806,239	12,642,840
Time Deposits Abstract
Under $100,000	3,570,956	4,014,359
$100,000 and over	4,138,586	4,151,009
Total certificates of deposit	7,709,542	8,165,368
Total interest bearing deposits	$ 23,515,781	$ 20,808,208